Stockholders' Equity and Employee Benefit Plans (Equity Offering) (Details) - USD ($) $ in Millions			1 Months Ended
	Oct. 02, 2017	Jan. 09, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Stock issued during the period (in shares)			4,000,000
Cash raised from equity offering			$ 85.1
Innovative Valve Components and Cooper Valves, LLC
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)		196,249
Percentage of voting interests acquired		100.00%
Global Tubing LLC
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)	11,488,208